Short-term trade and other receivables current receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade provisions	€ 215	€ 227	€ 216
Amounts charged to the income statement of trade provisions	(2)	10
Charges of trade provisions	8	16
Reversals of trade provisions	(10)	(7)
Applications for trade provisions	(7)	0
Foreign exchange effect of trade provisions	(2)	1
Transfers and other of trade provisions	€ 0	€ 0